Finance Income (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Finance Income

	2019 RMB million	2018 RMB million	2017 RMB million
Interest income	96	110	111
Foreign exchange gains, net (Note 13(b))	—	—	2,001

	96	110	2,112